Loss per share (Tables)	3 Months Ended
Mar. 31, 2024
Loss per share [Abstract]
Loss Per Share
	Three Months Ended March 31,
	2024	2023
Loss attributable to shareholders (in $’000)	(7,666)	(10,937)
Weighted average number of shares in issue	52,028,145	52,020,849
Basic and diluted loss per share (in USD)	(0.15)	(0.21)